SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND	SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND - R6 SHARES	SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS	SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND		SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND - R6 SHARES	SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS	SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		none	none	0.25%
Other Expenses	[1]	0.45%	0.60%	0.60%
Total Annual Fund Operating Expenses		1.45%	1.60%	1.85%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.55%)	(0.55%)	(0.55%)
Net Annual Fund Operating Expenses		0.90%	1.05%	1.30%
[1]	"Other Expenses" shown for Investor Shares and Advisor Shares include the maximum rate applicable under the Fund's shareholder service plan, 0.15% of the average daily net assets attributable to each class. For the fiscal year ended October 31, 2015, the Fund paid 0.13% and 0.13% of the average daily net assets attributable to its Investor Shares and Advisor Shares, respectively, under the plan.
[2]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2017 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's R6 Shares, exceed 0.90% of R6 Shares' average daily net assets, for the Fund's Investor Shares, exceed 1.05% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 1.30% of Advisor Shares' average daily net assets. In addition, the Fund's adviser has contractually agreed through February 28, 2017 to limit the management fees paid by the Fund to 0.80% of the Fund's average daily net assets. The expense limitation and the management fee limitation may only be terminated during their terms by the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 28, 2017, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

(whether or not shares are redeemed)
Expense Example - SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND - USD ($)	1 year	3 years	5 years	10 years
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND - R6 SHARES	92	405	740	1,688
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS	107	451	819	1,854
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS	132	528	949	2,124

(whether or not shares are redeemed)
Expense Example No Redemption - SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND - USD ($)	1 year	3 years	5 years	10 years
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND - R6 SHARES	92	405	740	1,688
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS	107	451	819	1,854
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS	132	528	949	2,124

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies.

The Fund normally invests principally in equity securities and will normally invest at least 80% of its net assets in securities of companies considered by the Fund's adviser at the time to be small or mid cap companies located in the United States. The adviser currently considers a company to be a small or mid cap company if it has a market capitalization of between approximately $750 million and $15 billion, measured at the time of investment. The Fund may also invest in equity securities of micro cap companies or larger companies if the adviser believes they offer the potential for capital appreciation. The adviser seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in common and preferred stocks, convertible securities and warrants, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings ("IPOs"), real estate investment trusts ("REITs"), closed-end funds, or exchange-traded funds. In addition, although the Fund did not invest significantly in derivative instruments during the most recent fiscal year, it may use options, futures contracts, and other derivatives instruments in pursuing its principal investment strategies. The Fund may also invest, though not normally more than 10% of its total assets, in fixed income securities, including but not limited to corporate bonds and convertible bonds.

Principal Risks.

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Market Risk: the risk that the markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•  Micro, Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

•  Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

•  Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

•  Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

•  Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

•  REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate and may be subject to the risks affecting equity securities generally. Some REITs have limited diversification. The Fund bears its proportionate share of a REIT's expenses;

•  IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

•  Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility than exchange-traded securities, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

•  Liquidity Risk: at times, the Fund may be invested in illiquid securities that may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, as well as investments in small cap securities, tend to have greater exposure to liquidity risk;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

•  Debt Securities Risk: investing in debt securities may expose the Fund to "Credit Risk," "Interest Rate Risk," "Valuation Risk," and "Inflation/Deflation Risk," among other risks;

•  Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

•  Credit Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value;

•  Interest Rate Risk: fixed income, or debt, securities generally decline in value in response to increases in interest rates; in addition, as interest rates fall, borrowers may prepay their obligations, generally requiring the recipients to reinvest those payments in instruments paying interest at lower rates;

•  Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

•  Large Shareholder Risk: certain account holders may from time to time own or control a significant percentage of the Fund's shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions, will adversely affect the Fund's performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund's portfolio, increase the Fund's transaction costs and/or lead to the liquidation of the Fund; and

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart shows only the performance of the Fund's Investor Shares; performance of the Fund's Advisor Shares would be less favorable than the performance of its Investor Shares because Advisor Shares are subject to higher expenses, while performance of its R6 Shares would be more favorable than the performance of its Investor Shares because R6 Shares are subject to lower expenses. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest	Lowest
6/30/09	12/31/08
18.71%	-21.10%

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Returns - SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS	1.74%	10.84%	8.19%	Mar. 31, 2006
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS	1.51%	10.56%	7.92%	Mar. 31, 2006
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND - R6 SHARES	1.83%	10.87%	8.21%	Mar. 31, 2006
After Taxes on Distributions | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS	(0.76%)	7.87%	6.50%
After Taxes on Distributions and Sale of Fund Shares | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS	3.06%	8.17%	6.39%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(2.90%)	10.32%	6.59%	Mar. 31, 2006

After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for R6 Shares and Advisor Shares will vary as a result of the different expenses of each share class.